Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Tech Hardware Portfolio
(formerly Computers Portfolio)
November 30, 2021
COM-NPRT3-0122
1.810671.117
Common Stocks - 100.0%
	Shares	Value ($)
Building Products - 0.3%
Building Products - 0.3%
Resideo Technologies, Inc. (a)	103,900	2,710,751
Commercial Services & Supplies - 0.1%
Office Services & Supplies - 0.1%
Pitney Bowes, Inc.	117,500	802,525
Communications Equipment - 23.9%
Communications Equipment - 23.9%
Arista Networks, Inc. (a)	114,284	14,178,073
CalAmp Corp. (a)	69,989	642,499
Calix, Inc. (a)	237,619	15,910,968
Cambium Networks Corp. (a)(b)	24,600	669,366
Ciena Corp. (a)	194,019	11,685,764
Cisco Systems, Inc.	1,707,214	93,623,616
CommScope Holding Co., Inc. (a)	396,562	3,949,758
Ericsson (B Shares)	1,573,010	15,812,628
Extreme Networks, Inc. (a)	617,378	8,334,603
Harmonic, Inc. (a)	181,068	1,946,481
Juniper Networks, Inc.	156,737	4,879,223
Motorola Solutions, Inc.	154,856	39,206,442
Nokia Corp. (a)	2,707,018	15,087,658
Plantronics, Inc. (a)	50,300	1,283,656
Radware Ltd. (a)	29,608	857,744
Ubiquiti, Inc.	4,700	1,406,663
Viavi Solutions, Inc. (a)	215,269	3,188,134
		232,663,276
Electronic Equipment & Components - 9.9%
Electronic Components - 1.2%
AU Optronics Corp.	3,610,634	2,616,229
Kyocera Corp.	147,069	8,716,856
		11,333,085
Electronic Equipment & Instruments - 5.8%
Keysight Technologies, Inc. (a)	133,700	26,001,976
National Instruments Corp.	92,200	3,828,144
Zebra Technologies Corp. Class A (a)	44,600	26,259,588
		56,089,708
Technology Distributors - 2.9%
Arrow Electronics, Inc. (a)	53,200	6,471,780
CDW Corp.	101,200	19,163,232
TD SYNNEX Corp.	29,700	3,072,762
		28,707,774
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		96,130,567
Entertainment - 2.4%
Interactive Home Entertainment - 2.4%
Nintendo Co. Ltd.	52,170	23,007,901
Household Durables - 15.6%
Consumer Electronics - 15.6%
Garmin Ltd.	107,600	14,368,904
GoPro, Inc. Class A (a)	88,300	883,000
LG Electronics, Inc.	73,354	7,160,692
Sonos, Inc. (a)	322,803	10,216,715
Sony Group Corp.	979,190	119,469,781
		152,099,092
IT Services - 1.3%
Internet Services & Infrastructure - 0.5%
Cloudflare, Inc. (a)	11,360	2,138,406
Twilio, Inc. Class A (a)	8,861	2,535,575
		4,673,981
IT Consulting & Other Services - 0.8%
NEC Corp.	179,700	8,107,579
TOTAL IT SERVICES		12,781,560
Machinery - 1.1%
Industrial Machinery - 1.1%
Kornit Digital Ltd. (a)	67,668	10,482,450
Software - 10.4%
Application Software - 0.8%
Jamf Holding Corp. (a)(b)	81,623	2,630,709
NCR Corp. (a)	140,250	5,455,725
		8,086,434
Systems Software - 9.6%
Fortinet, Inc. (a)	90,400	30,022,744
KnowBe4, Inc. (a)	109,208	2,463,732
Mandiant, Inc. (a)	140,100	2,377,497
Palo Alto Networks, Inc. (a)	88,000	48,130,720
VMware, Inc. Class A (a)	87,080	10,165,719
		93,160,412
TOTAL SOFTWARE		101,246,846
Technology Hardware, Storage & Peripherals - 35.0%
Technology Hardware, Storage & Peripherals - 35.0%
Advantech Co. Ltd.	295,000	4,073,863
Apple, Inc.	784,869	129,738,844
ASUSTeK Computer, Inc.	180,956	2,301,181
Canon, Inc.	486,000	10,688,469
Dell Technologies, Inc. (a)	464,761	26,245,054
Diebold Nixdorf, Inc. (a)(b)	122,147	990,612
FUJIFILM Holdings Corp.	206,823	16,268,932
Hewlett Packard Enterprise Co.	391,693	5,620,795
HP, Inc.	555,213	19,587,915
Lenovo Group Ltd.	821,075	839,185
Logitech International SA	69	5,499
Logitech International SA (Reg.)	192,854	15,305,640
NetApp, Inc.	104,362	9,275,695
Pure Storage, Inc. Class A (a)	158,752	4,916,549
Samsung Electronics Co. Ltd.	1,255,210	75,640,624
Seagate Technology Holdings PLC	110,307	11,325,220
Turtle Beach Corp. (a)(b)	39,400	1,055,920
Western Digital Corp. (a)	111,661	6,458,472
		340,338,469
TOTAL COMMON STOCKS (Cost $646,652,968)		972,263,437

Money Market Funds - 0.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (c)	287,307	287,364
Fidelity Securities Lending Cash Central Fund 0.07% (c)(d)	3,905,003	3,905,394
TOTAL MONEY MARKET FUNDS (Cost $4,192,758)		4,192,758

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $650,845,726)	976,456,195
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(4,300,298)
NET ASSETS - 100.0%	972,155,897

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	10,715,475	197,970,448	208,398,559	5,538	-	-	287,364	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	289,425	143,902,468	140,286,499	25,736	-	-	3,905,394	0.0%
Total	11,004,900	341,872,916	348,685,058	31,274	-	-	4,192,758

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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